FROST FAMILY OF FUNDS

(the “Trust”)

Frost Growth Equity Fund

Frost Value Equity Fund

Frost Total Return Bond Fund

Frost Credit Fund

Frost Low Duration Bond Fund

Frost Municipal Bond Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated June 30, 2020 the Funds’ Statutory Prospectus, dated November 28, 2019, as supplemented on March 23, 2020 and April 8, 2020 (the “Statutory Prospectus”)

This Supplement provides new and additional information beyond that contained in the Statutory Prospectus and should be read in conjunction with the Statutory Prospectus.

The “Portfolio Manager” section for each of the Funds noted below is deleted and replaced as indicated in order to clarify the date as to when the portfolio manager(s) began managing the respective Funds:

1.	The “Portfolio Manager” section pertaining to the Frost Growth Equity Fund is hereby deleted and replaced with the following:

Portfolio Manager

John Lutz, CFA, Senior Research Analyst and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2008. Mr. Lutz is supported by a team of appropriately trained, qualified analysts and traders.

2.	The “Portfolio Manager” section pertaining to the Frost Value Equity Fund is hereby deleted and replaced with the following:

Portfolio Manager

Tom Bergeron, CFA, Senior Research Analyst and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since 2014. Mr. Bergeron is supported by a team of appropriately trained, qualified analysts and traders.

3.	The “Portfolio Manager” section pertaining to the Frost Total Return Bond Fund is hereby deleted and replaced with the following:

Portfolio Manager

Jeffery Elswick, Director of Fixed Income, Managing Director, Co-Chief Investment Officer and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2008. Mr. Elswick is supported by a team of appropriately trained, qualified analysts and fixed income traders.

4.	The “Portfolio Managers” section pertaining to the Frost Credit Fund is hereby deleted and replaced with the following:

Portfolio Managers

Jeffery Elswick, Director of Fixed Income, Managing Director, Co-Chief Investment Officer and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2012.

Tim Tucker, Senior Fixed Income Research Analyst and Fund Co-Manager at Frost, has been a portfolio manager for the Fund since 2015.

Messr. Elswick and Tucker are supported by a team of appropriately trained, qualified analysts and fixed income traders.

5.	The “Portfolio Managers” section pertaining to the Frost Low Duration Bond Fund is hereby deleted and replaced with the following:

Portfolio Managers

Jeffery Elswick, Director of Fixed Income, Managing Director, Co-Chief Investment Officer and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2008.

Markie Atkission, Senior Fixed Income Trader and Fund Co-Manager at Frost, has been a portfolio manager for the Fund since 2019.

Mr. Elswick and Mrs. Atkission are supported by a team of appropriately trained, qualified analysts and fixed income traders.

6.	The “Portfolio Manager” section pertaining to the Frost Municipal Bond Fund is hereby deleted and replaced with the following:

Portfolio Manager

Jeffery Elswick, Director of Fixed Income, Managing Director, Co-Chief Investment Officer and Senior Fund Manager at Frost, has been a portfolio manager for the Fund since its inception in 2008. Mr. Elswick is supported by a team of appropriately trained, qualified analysts and fixed income traders.

The “Equity Risk” section under the “Principle Risks” section pertaining to each of the Frost Growth Equity Fund and the Frost Value Equity Fund is hereby deleted and replaced with the following in order to add pandemic-related risk disclosure:

EQUITY RISK - Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The “Market Risk” section under the “Principle Risks” section pertaining to each of the Frost Total Return Bond Fund, the Frost Credit Fund and the Frost Low Duration Bond Fund is hereby deleted and replaced with the following in order to add pandemic-related risk disclosure:

MARKET RISK – The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The following new “Market Risk” disclosure is hereby added under the “Principle Risks” section pertaining to the Frost Municipal Bond Fund in order to add pandemic-related risk disclosure:

MARKET RISK – The risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Please retain this supplement for future reference.

FIA-SK-057-0100